Note 11 - Furniture, Fixtures and Equipment - Components of Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Beginning of the year	$ 26,053
Beginning of the year	(26,053)
End of the year	18,167	$ 26,053
Office properties [member]
Statement Line Items [Line Items]
Beginning of the year	6,201
Beginning of the year	(6,201)
End of the year	4,333	6,201
Furniture and fixture [member]
Statement Line Items [Line Items]
Beginning of the year	415
Beginning of the year	(415)
End of the year	187	415
Equipments [member]
Statement Line Items [Line Items]
Beginning of the year	18,562
Beginning of the year	(18,562)
End of the year	13,034	18,562
Leasehold improvements [member]
Statement Line Items [Line Items]
Beginning of the year	878
Beginning of the year	(878)
End of the year	609	878
Gross carrying amount [member]
Statement Line Items [Line Items]
Beginning of the year	38,601	41,911
Additions	3,608	10,746
Disposals	(2,377)	(13,672)
Exchange rate differences	619	(385)
Additions through business combinations	11
Beginning of the year	(38,601)	(41,911)
Disposals	2,377	13,672
End of the year	40,462	38,601
Gross carrying amount [member] | Office properties [member]
Statement Line Items [Line Items]
Beginning of the year	7,967	6,739
Additions	1,135	1,228
Disposals	(852)
Exchange rate differences
Additions through business combinations
Beginning of the year	(7,967)	(6,739)
Disposals	852
End of the year	8,250	7,967
Gross carrying amount [member] | Furniture and fixture [member]
Statement Line Items [Line Items]
Beginning of the year	878	629
Additions	198	243
Disposals	(284)
Exchange rate differences	(19)	5
Additions through business combinations
Beginning of the year	(878)	(629)
Disposals	284
End of the year	773	878
Gross carrying amount [member] | Equipments [member]
Statement Line Items [Line Items]
Beginning of the year	28,008	32,804
Additions	2,259	9,197
Disposals	(1,205)	(13,672)
Exchange rate differences	632	(321)
Additions through business combinations	11
Beginning of the year	(28,008)	(32,804)
Disposals	1,205	13,672
End of the year	29,705	28,008
Gross carrying amount [member] | Leasehold improvements [member]
Statement Line Items [Line Items]
Beginning of the year	1,747	1,738
Additions	17	78
Disposals	(37)
Exchange rate differences	7	(69)
Additions through business combinations
Beginning of the year	(1,747)	(1,738)
Disposals	37
End of the year	1,733	1,747
Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Beginning of the year	(12,543)	(14,780)
Disposals	164	12,994
Exchange rate differences	5	8
Beginning of the year	12,543	14,780
Depreciation for the year	9,912	10,748
Disposals	(164)	(12,994)
End of the year	(22,295)	(12,543)
Accumulated depreciation, amortisation and impairment [member] | Office properties [member]
Statement Line Items [Line Items]
Beginning of the year	(1,766)
Disposals	71
Exchange rate differences
Beginning of the year	1,766
Depreciation for the year	2,221	1,766
Disposals	(71)
End of the year	(3,917)	(1,766)
Accumulated depreciation, amortisation and impairment [member] | Furniture and fixture [member]
Statement Line Items [Line Items]
Beginning of the year	(464)	(324)
Disposals	12
Exchange rate differences	5	1
Beginning of the year	464	324
Depreciation for the year	128	139
Disposals	(12)
End of the year	(586)	(464)
Accumulated depreciation, amortisation and impairment [member] | Equipments [member]
Statement Line Items [Line Items]
Beginning of the year	(9,446)	(13,831)
Disposals	77	12,994
Exchange rate differences		24
Beginning of the year	9,446	13,831
Depreciation for the year	7,301	8,585
Disposals	(77)	(12,994)
End of the year	(16,670)	(9,446)
Accumulated depreciation, amortisation and impairment [member] | Leasehold improvements [member]
Statement Line Items [Line Items]
Beginning of the year	(869)	(628)
Disposals	5
Exchange rate differences		(17)
Beginning of the year	869	628
Depreciation for the year	260	258
Disposals	(5)
End of the year	$ (1,124)	$ (869)